Financial Instruments - Risk Management (Tables)	12 Months Ended
Oct. 31, 2020
Statement [Line Items]
Summary of Credit Risk Exposures

As at October 31 ($ millions)	2020				2019
	Exposure at default (1)
Category	Drawn (2)	Undrawn commitments	Other exposures (3)	Total	Total
By counterparty type
Non-retail
AIRB portfolio
Corporate	$170,514	$102,141	$86,342	$358,997	$344,032
Bank	18,472	8,714	15,934	43,120	38,726
Sovereign	233,839	1,005	8,560	243,404	182,086
	422,825	111,860	110,836	645,521	564,844
Standardized portfolio
Corporate	53,013	3,482	10,005	66,500	66,472
Bank	2,505	71	62	2,638	2,211
Sovereign	8,315	7	–	8,322	6,781
	63,833	3,560	10,067	77,460	75,464
Total non-retail	$486,658	$115,420	$120,903	$722,981	$640,308
Retail
AIRB portfolio
Real estate secured	174,635	18,292	–	192,927	179,916
Qualifying revolving	14,598	31,264	–	45,862	45,885
Other retail	31,777	3,279	–	35,056	35,279
	$221,010	$52,835	$–	$273,845	$261,080
Standardized portfolio
Real estate secured	47,715	–	–	47,715	47,427
Other retail	39,683	–	–	39,683	44,709
	87,398	–	–	87,398	92,136
Total retail	$308,408	$52,835	$–	$361,243	$353,216
Total	$795,066	$168,255	$120,903	$1,084,224	$993,524
By geography (4)
Canada	$478,070	$105,686	$37,653	$621,409	$549,233
United States	103,091	40,036	45,083	188,210	176,036
Chile	51,118	1,418	4,202	56,738	53,521
Mexico	35,007	1,175	3,005	39,187	37,969
Peru	29,523	949	3,459	33,931	32,954
Colombia	11,794	348	981	13,123	13,673
Other International
Europe	22,871	11,200	17,699	51,770	45,885
Caribbean	28,540	1,720	1,160	31,420	38,636
Latin America (other)	12,178	1,077	392	13,647	12,402
All other	22,874	4,646	7,269	34,789	33,215
Total	$795,066	$168,255	$120,903	$1,084,224	$993,524

(1)	Exposure at default is presented after credit risk mitigation. Exposures exclude equity securities and other assets.
(2)
Non-retail drawn includes loans, acceptances, deposits with financial institutions and FVOCI debt securities. Retail drawn includes residential mortgages, credit cards, lines of credit, and other personal loans.

(3)
Non-retail other exposures include off-balance sheet lending instruments such as letters of credit, letters of guarantees, securitizations including
$27.6 million

 first loss protection (2019 –
nil)
, derivatives and repo-style transactions (reverse repurchase agreements, repurchase agreements, securities lending and securities borrowing), net of related collateral. Not applicable for retail exposures.

(4)	Geographic segmentation is based upon the location of the ultimate risk of the credit exposure.

Summary of Subject to Market and Credit Risk With a Reconcilation

	Credit Risk Exposures						Other Exposures
	Drawn		Other Exposures				Market Risk Exposures
As at October 31, 2020 ($ millions)	Non-retail	Retail	Securitization	Repo-style Transactions	OTC Derivatives	Equity	Also subject to Credit Risk		All Other (1)	Total
Cash and deposits with financial institutions	$73,406	$–	$–	$–	$–	$–	$–	$–	$3,054	$76,460
Precious metals	–	–	–	–	–	–	–	1,181	–	1,181
Trading assets
Securities	–	–	–	–	–	–	–	108,331	–	108,331
Loans	1,640	–	–	177	–	–	1,470	6,535	–	8,352
Other	–	–	–	–	–	–	–	1,156	–	1,156
Financial assets designated at fair value through profit or loss	–	–	–	–	–	–	–	–	–	–
Securities purchased under resale agreements and securities borrowed	–	–	–	119,747	–	–	–	–	–	119,747
Derivative financial instruments	–	–	–	–	45,065	–	39,294	–	–	45,065
Investment securities	105,811	–	–	–	–	3,056	–	–	2,522	111,389
Loans:
Residential mortgages (2)	83,606	200,985	–	–	–	–	–	–	93	284,684
Personal loans	–	91,435	2,314	–	–	–	–	–	9	93,758
Credit cards	–	12,347	93	–	–	–	–	–	2,357	14,797
Business & government	206,607	3,649	6,974	–	–	–	–	–	433	217,663
Allowances for credit losses (3)	(561)	(944)	–	–	–	–	–	–	(6,134)	(7,639)
Customers’ liability under acceptances	14,305	–	–	–	–	–	–	–	(77)	14,228
Property and equipment	–	–	–	–	–	–	–	–	5,897	5,897
Investment in associates	–	–	–	–	–	–	–	–	2,475	2,475
Goodwill and other intangibles assets	–	–	–	–	–	–	–	–	17,015	17,015
Other (including Deferred tax assets)	1,844	936	–	10	–	–	–	–	19,117	21,907

Total	$486,658	$308,408	$9,381	$119,934	$45,065	$3,056	$40,764	$117,203	$46,761	$1,136,466

(1)	Includes the Bank’s insurance subsidiaries’ assets and all other assets which are not subject to credit and market risks.
(2)	Includes $85.4 billion in mortgages guaranteed by Canada Mortgage Housing Corporation including 90% of privately insured mortgages.
(3)	Amounts for AIRB exposures are reported gross of allowances and amounts for standardized exposures are reported net of allowances.

	Credit Risk Exposures						Other Exposures
	Drawn		Other Exposures				Market Risk Exposures
As at October 31, 2019 ($ millions)	Non-retail	Retail	Securitization	Repo-style Transactions	OTC Derivatives	Equity	Also subject to Credit Risk		All Other (1)	Total
Cash and deposits with financial institutions	$43,392	$–	$–	$–	$–	$–	$–	$–	$3,328	$46,720
Precious metals	–	–	–	–	–	–	–	3,709	–	3,709
Trading assets
Securities	21	–	–	–	–	–	–	112,643	–	112,664
Loans	7,255	145	–	–	–	–	6,779	6,429	–	13,829
Other	–	–	–	–	–	–	–	995	–	995
Financial assets designated at fair value through profit or loss	–	–	–	–	–	–	–	–	–	–
Securities purchased under resale agreements and securities borrowed	–	–	–	131,173	–	–	–	–	5	131,178
Derivative financial instruments	–	–	–	–	38,119	–	34,489	–	–	38,119
Investment securities	78,235	–	–	–	–	2,279	–	–	1,845	82,359
Loans:
Residential mortgages (2)	80,777	187,284	–	–	–	–	–	–	108	268,169
Personal loans	–	97,253	1,366	–	–	–	–	–	12	98,631
Credit cards	–	14,033	575	–	–	–	–	–	3,180	17,788
Business & government	202,935	3,461	6,255	–	–	–	–	–	321	212,972
Allowances for credit losses (3)	(583)	(708)	–	–	–	–	–	–	(3,786)	(5,077)
Customers’ liability under acceptances	13,902	–	–	–	–	–	–	–	(6)	13,896
Property and equipment	–	–	–	–	–	–	–	–	2,669	2,669
Investment in associates	–	–	–	–	–	–	–	–	5,614	5,614
Goodwill and other intangibles assets	–	–	–	–	–	–	–	–	17,465	17,465
Other (including Deferred tax assets)	3,721	905	–	62	–	–	–	–	19,773	24,461

Total	$429,655	$302,373	$8,196	$131,235	$38,119	$2,279	$41,268	$123,776	$50,528	$1,086,161

(1)	Includes the Bank’s insurance subsidiaries’ assets and all other assets which are not subject to credit and market risks.
(2)	Includes $81.5 billion in mortgages guaranteed by Canada Mortgage Housing Corporation including 90% of privately insured mortgages.
(3)	Amounts for AIRB exposures are reported gross of allowances and amounts for standardized exposures are reported net of allowances.

Summary of Cross Referencing of Internal Ratings to External Ratings	The following table cross references the Bank’s internal borrower grades with equivalent ratings categories utilized by external rating agencies:

Cross referencing of internal ratings to external ratings (1)
Equivalent External Rating
S&P	Moody’s	DBRS	Internal Grade	Internal Grade Code	PD Range (2)
AAA to AA+	Aaa to Aa1	AAA to AA (high)		99 – 98	0.0000% – 0.0428%
AA to A+	Aa2 to A1	AA to A (high)		95	0.0428% – 0.1159%
A to A-	A2 to A3	A to A (low)	Investment grade	90	0.0512% – 0.1271%
BBB+	Baa1	BBB (high)		87	0.0800% – 0.2027%
BBB	Baa2	BBB		85	0.1143% – 0.2950%
BBB-	Baa3	BBB (low)		83	0.1632% – 0.4293%
BB+	Ba1	BB (high)		80	0.2638% – 0.4731%
BB	Ba2	BB		77	0.4264% – 0.5215%
BB-	Ba3	BB (low)	Non-Investment grade	75	0.5215% – 0.6892%
B+	B1	B (high)		73	0.6892% – 1.3282%
B to B-	B2 to B3	B to B (low)		70	1.3282% – 2.5597%
CCC+	Caa1	–		65	2.5597% – 9.3860%
CCC	Caa2	–	Watch list	60	9.3860% – 17.8585%
CCC- to CC	Caa3 to Ca	–		40	17.8585% – 34.4434%
–	–	–		30	34.4434% – 58.6885%
Default			Default	21	100%

(1)	Applies to non-retail portfolio.
(2)	PD ranges overlap across IG codes as the Bank utilizes two risk rating systems for its AIRB portfolios, and each risk rating system has its own separate IG to PD mapping.

Summary of Interest Rate Sensitivity
Based on the Bank’s interest rate positions, the following table shows the pro-forma
after-tax
impact on the Bank’s net interest income over the next twelve months and economic value of shareholders’ equity of an immediate and sustained 100 basis point increase and decrease in interest rates across major currencies as defined by the Bank. Corresponding with the current low interest rate environment, starting in Q2 2020
,
the net interest income and economic value for a down shock scenario are measured using 25 basis points decline rather than 100 basis points previously, to account for certain rates being floored at zero.

As at October 31 ($ millions)	2020						2019
	Net interest income			Economic value of equity
	Canadian dollar	Other currencies	Total	Canadian dollar	Other currencies	Total		Net interest income	Economic value of equity
100 bp increase	$(38)	$172	$134	$(524)	$14	$(510)	100 bp increase	$(273)	$(1,448)
25 bp decrease	$6	$(44)	$(38)	$83	$(20)	$63	100 bp decrease	$267	$1,173

Summary of VaR by Risk Factor	The table below shows the Bank’s VaR by risk factor:

		For the year ended October 31, 2020
($ millions)	As at October 31, 2020	Average	High	Low	As at October 31, 2019
Credit spread plus interest rate	$11.5	$22.1	$60.8	$9.4	$13.8
Credit spread	11.1	18.5	55.0	6.2	8.0
Interest rate	11.4	11.2	18.0	4.8	7.2
Equities	3.1	6.5	27.4	1.8	3.4
Foreign exchange	4.6	3.5	10.3	1.4	2.7
Commodities	5.0	5.4	9.1	2.2	3.1
Debt specific	5.2	5.9	14.1	2.5	3.3
Diversification effect	(14.8)	(19.5)	n/a	n/a	(10.9)
All-Bank VaR	$14.6	$23.9	$63.6	$10.1	$15.4
All-Bank stressed VaR	$37.0	$38.7	$61.3	$14.9	$45.9

Summary of Market Risk Capital Requirements
Below are the market risk capital requirements as at October 31, 2020.

($ millions)
All-Bank VaR	$157
All-Bank stressed VaR	119
Incremental risk charge	227
Standardized approach	83
Total market risk capital	$586	(1)

(1)	Equates to $7,327 million of risk-weighted assets (2019 – $8,674 million).

Non retail [member] | AIRB portfolio [member]
Statement [Line Items]
Summary of Credit Risk Exposures
The credit quality of the
non-retail
AIRB portfolio, expressed in terms of risk categories of borrower internal grades is shown in the table below:

		2020				2019
		Exposure at Default (1)
As at October 31 ($ millions) Category of internal grades	IG Code	Drawn	Undrawn commitments	Other exposures (2)	Total	Total
Investment grade	99 – 98	$105,322	$2,803	$19,409	$127,534	$90,373
	95	49,979	10,825	21,978	82,782	61,929
	90	26,423	20,272	24,086	70,781	68,016
	87	28,435	21,333	14,136	63,904	59,294
	85	19,728	16,560	9,685	45,973	49,291
	83	29,893	14,181	9,895	53,969	44,253
Non-Investment grade	80	26,095	11,992	4,422	42,509	48,807
	77	23,794	6,732	3,182	33,708	29,938
	75	19,321	4,029	2,177	25,527	21,049
	73	7,864	1,525	937	10,326	8,539
	70	3,288	1,009	258	4,555	3,485
Watch list	65	981	104	139	1,224	727
	60	1,169	324	309	1,802	1,198
	40	357	72	77	506	616
	30	109	–	–	109	225
Default	21	1,313	99	143	1,555	990
Total		$344,071	$111,860	$110,833	$566,764	$488,730
Government guaranteed residential mortgages (3)		78,754	–	–	78,754	76,114
Total		$422,825	$111,860	$110,833	$645,518	$564,844

(1)	After credit risk mitigation.
(2)
Includes
off-balance
sheet lending instruments such as letters of credit, letters of guarantee, securitizations excluding
$3.5 million

 first loss protection (2019 - nil), derivatives and repo-style transactions (reverse repurchase agreements, repurchase agreements and securities lending and borrowing), net of related collateral.

(3)	These exposures are classified as sovereign exposures and are included in the non-retail category.
Non-retail

standardized portfolio

Retail [member] | AIRB portfolio [member]
Statement [Line Items]
Summary of Risk Categories of Borrower by Probability Of Default

As at October 31 ($ millions)	2020						2019
	Exposure at default (1)
		Real estate secured
Category of (PD) grades	PD range	Mortgages	HELOC	Qualifying revolving	Other retail	Total	Total
Exceptionally Low	0.0000% – 0.0499%	$–	$–	$14,293	$692	$14,985	$12,792
Very Low	0.0500% – 0.1999%	50,136	33,190	9,565	6,223	99,114	92,440
Low	0.2000% – 0.9999%	94,313	4,884	11,484	18,664	129,345	121,184
Medium Low	1.0000% – 2.9999%	7,969	740	5,484	5,969	20,162	22,015
Medium	3.0000% – 9.9999%	671	181	4,134	2,712	7,698	9,039
High	10.0000% – 19.9999%	262	111	245	13	631	886
Extremely High	20.0000% – 99.9999%	172	36	567	613	1,388	2,107
Default	100%	190	72	90	170	522	617
Total		$153,713	$39,214	$45,862	$35,056	$273,845	$261,080

(1)	After credit risk mitigation.